Segmentation of key figures (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Interest income	$ 71	$ 91	$ 245
Impairment charges and fair value gains on financial assets, net	38	335	38
Additions to restructuring provisions	(328)	(354)	(492)
Continuing operations
Disclosure of operating segments [line items]
Equity-based compensation of Novartis equity plans	(979)	(958)	(1,067)
Right-of-use assets [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(318)	(330)	(305)
Intangible assets and goodwill [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(3,903)	(3,462)	(2,836)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(403)	(914)	(1,138)
Property, plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(1,208)	(1,318)	(1,345)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(281)	(440)	(202)
Innovative Medicines | Continuing operations
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	43	153	18
Additions to restructuring provisions	(240)	(217)	(229)
Equity-based compensation of Novartis equity plans	(721)	(714)	(761)
Innovative Medicines | Right-of-use assets [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(265)	(273)	(247)
Innovative Medicines | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(3,638)	(3,080)	(2,509)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(367)	(768)	(632)
Innovative Medicines | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(859)	(912)	(952)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(271)	(324)	(100)
Sandoz | Continuing operations
Disclosure of operating segments [line items]
Additions to restructuring provisions	(62)	(98)	(165)
Equity-based compensation of Novartis equity plans	(65)	(64)	(67)
Sandoz | Right-of-use assets [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(39)	(41)	(41)
Sandoz | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(238)	(370)	(315)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(28)	(141)	(506)
Sandoz | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(210)	(282)	(283)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(9)	(116)	(101)
Corporate | Continuing operations
Disclosure of operating segments [line items]
Impairment charges and fair value gains on financial assets, net	(5)	182	20
Additions to restructuring provisions	(26)	(39)	(98)
Equity-based compensation of Novartis equity plans	(193)	(180)	(239)
Corporate | Right-of-use assets [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(14)	(16)	(17)
Corporate | Intangible assets and goodwill [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(27)	(12)	(12)
Impairment loss (reversal of impairment loss) recognised in profit or loss	(8)	(5)
Corporate | Property, plant and equipment [member] | Continuing operations
Disclosure of operating segments [line items]
Depreciation and amortisation expense	(139)	$ (124)	(110)
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ (1)		$ (1)